Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)	Quarterly Financial Information (Unaudited)
The following table sets forth the unaudited operating results for each fiscal quarter of 2019 and 2018:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
2019:
Net revenues	$8,729,860	$9,417,443	$6,935,439	$9,305,553	$34,388,295
Operating income (loss)	(1,323,932)	(1,373,424)	(3,196,436)	(3,394,390)	(9,288,182)
Net income (loss) from continuing operations	(1,187,553)	(1,338,521)	(3,316,286)	(3,369,328)	(9,211,688)
Net income (loss) from discontinued operations	1,147,136	771,709	1,349,351	2,396,981	5,665,177
Net income (loss) attributable to common shareholders	(73,878)	(549,507)	(1,953,668)	(960,706)	(3,537,759)
Earnings (loss) per share attributable to common shareholders (1)
Continuing operations - basic	$(0.08)	$(0.09)	$(0.22)	$(0.22)	$(0.60)
Discontinued operations - basic	0.08	0.05	0.09	0.16	0.37
Basic	$—	$(0.04)	$(0.13)	$(0.06)	$(0.23)

Continuing operations - diluted	$(0.08)	$(0.09)	$(0.22)	$(0.22)	$(0.60)
Discontinued operations - diluted	0.08	0.05	0.09	0.16	0.37
Diluted	$—	$(0.04)	$(0.13)	$(0.06)	$(0.23)

2018:
Net revenues	$5,918,758	$7,084,843	$5,853,451	$10,487,842	$29,344,894
Operating income (loss)	(3,315,936)	(1,919,189)	(2,644,614)	(3,293,257)	(11,172,996)
Net income (loss) from continuing operations	(3,255,903)	(1,795,661)	(2,501,752)	(3,267,680)	(10,820,996)
Net income (loss) from discontinued operations	863,714	1,050,211	837,731	1,030,568	3,782,224
Net income (loss) attributable to common shareholders	(2,379,239)	(720,688)	(1,643,044)	(2,220,097)	(6,963,068)
Earnings (loss) per share attributable to common shareholders (1)
Continuing operations - basic	$(0.21)	$(0.11)	$(0.16)	$(0.21)	$(0.70)
Discontinued operations - basic	0.06	0.06	0.05	0.07	0.25
Basic	$(0.15)	$(0.05)	$(0.11)	$(0.14)	$(0.45)

Continuing operations - diluted	$(0.21)	$(0.11)	$(0.16)	$(0.21)	$(0.70)
Discontinued operations - diluted	0.06	0.06	0.05	0.07	0.25
Diluted	$(0.15)	$(0.05)	$(0.11)	$(0.14)	$(0.45)

(1)    Due to the nature of interim earnings per share calculations, the sum of the quarterly earnings (loss) per share amounts may not equal the reported earnings (loss) per share for the full year.